Jackson Square SMID-Cap Growth Fund
Schedule of Investments
as of January 31, 2024 (Unaudited)

COMMON STOCKS - 97.5%	Shares	Value
Communication Services - 9.6%
New York Times Co. - Class A	673,511	$32,705,694
Warner Music Group - Class A	623,007	22,733,526
		55,439,220

Consumer Discretionary - 7.4%
Peloton Interactive - Class A(a)	1,181,147	6,567,177
VF	555,267	9,139,695
Wyndham Hotels & Resorts	348,140	27,130,550
		42,837,422

Consumer Staples - 3.9%
Grocery Outlet Holding(a)	911,532	22,587,763

Financials - 10.5%
LendingClub(a)	1,880,755	16,964,410
LPL Financial Holdings	35,818	8,567,308
MarketAxess Holdings	95,149	21,457,051
Ryan Specialty Holdings(a)	312,479	13,536,590
		60,525,359

Health Care - 18.7%
Bio-Techne	334,206	23,501,366
Charles River Laboratories International(a)	78,209	16,915,043
Masimo(a)	140,922	18,170,483
Molina Healthcare(a)	36,155	12,887,088
Pacific Biosciences of California(a)	1,965,830	12,797,553
Shockwave Medical(a)	73,453	16,618,741
STAAR Surgical(a)	238,963	6,693,354
		107,583,628

Industrials - 22.5%
Clean Harbors(a)	127,417	21,400,959
Graco	267,117	22,785,080
Hexcel	214,156	14,217,817
Howmet Aerospace	317,883	17,884,097
SiteOne Landscape Supply(a)	168,525	26,045,539
Westinghouse Air Brake Technologies	112,556	14,808,993
WillScot Mobile Mini Holdings(a)	246,414	11,655,382
		128,797,867

Information Technology - 22.4%
Appfolio, Inc. - Class A(a)	2,516	551,658
Aspen Technology(a)	100,063	19,211,095
Axcelis Technologies(a)	92,555	12,036,778
Bill.com Holdings(a)	217,742	16,994,763
Elastic(a)	98,886	11,575,595
Entegris	154,533	18,188,534
Lattice Semiconductor(a)	152,996	9,311,337
Okta(a)	182,523	15,085,526
Wix.com(a)	205,017	26,012,557
		128,967,843

Materials - 2.5%
FMC	256,820	14,433,284
TOTAL COMMON STOCKS (Cost $518,859,439)		561,172,386

TOTAL INVESTMENTS - 97.5% (Cost $518,859,439)		$561,172,386
Money Market Deposit Account - 0.0%(b)		231
Other Assets in Excess of Liabilities - 2.5%		14,308,385
TOTAL NET ASSETS - 100.0%		$575,481,002

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily.
The rate as of January 31, 2024 was 3.27%.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types.  These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2024:

Jackson Square SMID-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$561,172,386	$–	$–	$561,172,386
Total Assets	$561,172,386	$–	$–	$561,172,386

Refer to the Schedule of Investments for industry classifications.